Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - 401(k) Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Entity tax identification number	59-2979916
Plan number	003
Current Value	$ 779,642,724
Notes receivable from participants	$ 15,095,114
Maturity date of notes receivable from participants	Aug. 16, 2041
Total assets	$ 809,544,206
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund Class R6, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:AmericanBeaconFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	398,139
Current Value	$ 9,304,520
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Century Small Cap Growth R6, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:AmericanCenturyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	132,252
Current Value	$ 3,115,858
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds New World Fund Class R6, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:AmericanFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	64,912
Current Value	$ 6,047,875
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Columbia Dividend Income Fund Z, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:ColumbiaManagementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	1,335,291
Current Value	$ 49,525,964
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge & Cox Income X Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:DodgeCoxMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	1,631,433
Current Value	$ 20,980,236
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated Capital Preservation Fund, Common Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FederatedCapitalPreservationFundCommonCollectiveTrustFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 18,604
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity 500 Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	407,197
Current Value	$ 96,798,912
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Cash Reserves, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	2,878
Current Value	$ 2,878
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity International Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	185,426
Current Value	$ 11,273,961
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	297,372
Current Value	$ 10,981,969
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	311,661
Current Value	$ 9,639,692
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity US Bond Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FidelityMember
Number of Shares | shares	864,376
Current Value	$ 9,127,817
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Franklin Templeton Investments ClearBridge International Growth Fund Class I, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:FranklinTempletonInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	391,206
Current Value	$ 29,000,138
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JP Morgan Mid Cap Growth Class R6, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:JpMorganMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	547,795
Current Value	$ 28,342,935
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: NYLI Winslow Large Cap Growth Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:NewYorkLifeInvestmentMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	6,063,164
Current Value	$ 71,181,551
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO International Bond Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:PimcoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	205,790
Current Value	$ 2,043,501
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal High Yield Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:PrincipalFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	1,063,085
Current Value	$ 7,133,305
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: SouthState Bank Corporation, Common Shares
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:SouthstateBankCorporationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockFundMember
Number of Shares | shares	157,132
Current Value	$ 14,787,764
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	42,044,896
Current Value	$ 42,044,896
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Real Estate Index Is, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	303,380
Current Value	$ 5,888,622
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2020, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	527,882
Current Value	$ 14,490,371
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2025, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	2,117,111
Current Value	$ 42,236,367
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2030, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	1,328,287
Current Value	$ 56,226,420
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2035, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	1,882,808
Current Value	$ 51,551,309
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2040, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	961,157
Current Value	$ 48,009,810
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2045, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	1,423,820
Current Value	$ 49,463,523
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2050, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	626,275
Current Value	$ 37,125,604
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2055, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	374,669
Current Value	$ 24,788,134
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2060, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	224,189
Current Value	$ 13,671,074
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2065, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	142,140
Current Value	$ 5,689,896
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement Income, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	270,932
Current Value	$ 3,757,831
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Victory Short-Term Bond R6 Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VictoryCapitalManagementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	248,514
Current Value	$ 2,283,850
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Victory Sycamore Established Value Fund I, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ssb:VictoryCapitalManagementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Shares | shares	397,733
Current Value	$ 17,913,905
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	9.50%
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	3.25%